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                                                SEC File Nos.003-36962/811-06175
                                                             003-08865/811-04847

                                 MAINSTAY FUNDS
                           MainStay Growth Equity Fund

                      Supplement Dated May 15, 2006 to the
             Statement of Additional Information Dated March 1, 2006
                         (Revised as of April 28, 2006)

This Supplement updates certain information contained in the above-dated Statement of Additional Information ("SAI") of the MainStay Growth Equity Fund of Eclipse Funds Inc. (the "Company") dated March 1, 2006 (revised April 28,
2006). You may obtain a copy of the Fund's Prospectus or SAI free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

1.  Availability of the Growth Equity Fund
    --------------------------------------

     The following supplements the cover page of the SAI:

The MainStay Growth Equity Fund is offered only to residents of Connecticut, Maryland, New Jersey and New York.


            Please Retain This Supplement For Your Future Reference.


                                                                   MS15ga-05/06


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                                                SEC File Nos.003-36962/811-06175
                                                             003-08865/811-04847

                              MAINSTAY FUNDS

                      Supplement Dated May 15, 2006 to the
                          Prospectus Dated May 1, 2006

This Supplement updates certain information contained in the above-dated Prospectus of Eclipse Funds Inc. (the "Company") dated March 1, 2006. You may obtain a copy of the Fund's Prospectus or Statement of Additional Information ("SAI") free of charge, upon request, by calling toll-free 1-800- MAINSTAY (1-800-624-6782), by visiting the Funds' website at www.mainstayfunds.com, or by writing to NYLIFE Distributors LLC, attn: MainStay Marketing Dept., 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

The following replaces footnote 1, on page 85 of the prospectus:

(1) Offered only to residents of Connecticut, Maryland, New Jersey and New York.


            Please Retain This Supplement For Your Future Reference.